Consolidated Statements of Comprehensive (Loss)/Income (Parentheticals) - $ / shares		12 Months Ended
		Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Income Statement [Abstract]
(Loss)/earnings per ordinary share Diluted	[1]	$ (0.125)	$ 0.169	$ 0.239
Weighted average number of ordinary shares outstanding Diluted	[1]	8,254,891	8,000,000	8,000,000

[1]	The shares are presented on a retroactive basis to reflect the Company’s share subdivision on July 15, 2022. See Note 12 below.